Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (PIMCO All Asset Fund))	0 Months Ended
	May 04, 2012
Barclays Capital U.S. TIPS: 1-10 Year Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.22%
5 Years	5.41%
Fund Inception (07/31/02)	5.78%
Consumer Price Index + 500 Basis Points (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.68%
5 Years	7.40%
Fund Inception (07/31/02)	7.58%
Lipper Flexible Portfolio Funds Average (reflects no deductions for sales charges or taxes)
Average Annual Return:
1 Year	12.03%
5 Years	3.81%
Fund Inception (07/31/02)	7.09%
Class A
Average Annual Return:
1 Year	8.82%
5 Years	4.79%
Fund Inception (07/31/02)	8.01%
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	6.01%	[1]
5 Years	2.45%	[1]
Fund Inception (07/31/02)	5.77%	[1]
Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	5.69%	[1]
5 Years	2.68%	[1]
Fund Inception (07/31/02)	5.60%	[1]
Class B
Average Annual Return:
1 Year	8.72%
5 Years	4.71%
Fund Inception (07/31/02)	7.73%
Class C
Average Annual Return:
1 Year	11.22%
5 Years	4.81%
Fund Inception (07/31/02)	7.69%
Class R
Average Annual Return:
1 Year	12.75%
5 Years	5.28%
Fund Inception (07/31/02)	8.19%

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.